Organization and business overview	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business overview

1	Organization and business overview

Ryde Group Ltd (the “Company”) is an investment holding company incorporated on February 21, 2023 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Ryde Group (BVI) Ltd (“Ryde BVI”) incorporated under the laws of the British Virgin Islands (“BVI”) on February 22, 2023. Ryde BVI has no substantial operations other than holding 99.26% of the equity interest of Ryde Technologies Pte. Ltd., a Singapore company incorporated on September 2, 2014.

The Company through its subsidiaries provides mobility and quick commerce solutions to its consumers. Ryde is a technology-driven platform that offers reliable, affordable, and sustainable mobility and quick commerce solutions to its consumers. The Company’s core business is divided into two categories: (i) mobility, which involves providing flexible and scheduled carpooling and ride-hailing services, matching riders with the Company’s network of driver partners; and (ii) quick commerce, which involves on-demand, scheduled, and multi-stop parcel delivery services. The Company’s technology-enabled platform enables it to provide efficient, personalized, and cashless payment services, ensuring a seamless user experience for both riders and partners. Ultimately, Ryde is dedicated to providing sustainable, affordable, and convenient mobility and delivery solutions to its consumers.

Ryde Group Ltd and its subsidiaries are collectively referred to as the “Group” or “Ryde”.

The Company is headquartered in Singapore.

The condensed consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities

Ryde Group (BVI) Ltd	February 22, 2023	100%	British Virgin Islands	Dormant
RCS (BVI) Ltd	May 14, 2024	100%	British Virgin Islands	Dormant
RGT (BVI) Ltd	May 14, 2024	60%	British Virgin Islands	Management consultancy
Ryde Technologies Pte. Ltd.	September 2, 2014	99.26%	Singapore	Mobility and quick commerce solutions
RGTC Pte Ltd	August 2, 2024	100%	Singapore	Information technology consultancy
RCSR Pte Ltd	November 1, 2024	100%	Singapore	Investment holding
Meili Technologies Pte. Ltd.	November 30, 2020	99.26%	Singapore	Quick Commerce solutions
Meili Technologies (M) Sdn. Bhd.	December 16, 2021	99.26%	Malaysia	Dormant

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1	Organization and business overview (continued)

The major rights, preferences and privileges of the Class A and Class B Ordinary Shares are as follows:

Conversion rights

Class B Ordinary Shares may be converted into the same number of Class A Ordinary Shares at the option of the holders thereof at any time, while Class A Ordinary Shares cannot be converted into Class B Ordinary Shares under any circumstances.

Dividend rights

The holders of Class A and Class B ordinary shares are entitled to such dividends as may be declared by the Company’s board of directors or declared by its shareholders by ordinary resolution (provided that no dividend may be declared by the shareholders which exceeds the amount recommended by the directors).

No dividends on ordinary shares were declared for the six months ended June 30, 2026 or the year ended December 31, 2025.

Liquidation preferences

In the event of any liquidation, dissolution, or winding up of the Company, either voluntarily or involuntarily, the holders of Class A and Class B ordinary shares are entitled to any distribution of any assets or funds in proportion to the par value of the shares held by them.

Voting rights

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall, at all times, vote together as one class on all matters submitted to a vote by the members at any general meeting of the Company. Each Class A Ordinary Share shall be entitled to one vote and each Class B Ordinary Share shall be entitled to 10 votes on all matters subject to the vote at general meetings of the Company.